UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 19, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34
Form13F Information Table Value Total: $    211,311,310

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

ACE Ltd					Common Stock    H0023R105  $6,441,600 	 	   88,000     Sole		     Sole
AON Corp				Common Stock	037389103  $6,475,920 		  132,000     Sole		     Sole
Applied Materials			Common Stock	038222105  $6,220,000 	 	  500,000     Sole		     Sole
AT&T Inc				Common Stock	00206R102  $3,310,380 		  106,000     Sole		     Sole
Cigna Corp				Common Stock	125509109  $6,254,750 		  127,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102  $7,000,650 		  331,000     Sole		     Sole
Citigroup Inc				Common Stock	172967424  $5,789,520 	          158,400     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103  $5,964,580 	 	   61,000     Sole		     Sole
ConocoPhillips				Common Stock	20825C104  $6,460,850 	  	   85,000     Sole		     Sole
Corning Inc				Common Stock	219350105  $5,632,000 		  400,000     Sole		     Sole
Dell Inc				Common Stock	24702R101  $6,424,200 		  387,000     Sole		     Sole
Edison International			Common Stock	281020107  $6,631,560 		  156,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102  $6,331,290 		   73,000     Sole		     Sole
General Electric Co			Common Stock	369604103  $6,683,310 	 	  333,000     Sole		     Sole
Hewlett-Packard Co			Common Stock	428236103  $4,527,700 	 	  190,000     Sole		     Sole
Intel Corp				Common Stock	458140100  $6,521,520 		  232,000     Sole		     Sole
Intl Bus Machines			Common Stock	459200101  $7,094,100 		   34,000     Sole		     Sole
Johnson & Johnson			Common Stock	478160104  $5,672,560 	 	   86,000     Sole		     Sole
JPMorgan Chase & Co			Common Stock	46625H100  $7,678,660 	 	  167,000     Sole		     Sole
Loews Corp				Common Stock	540424108  $6,020,370 	 	  151,000     Sole		     Sole
LVMH Moet Hennessy			Common Stock	F58485115  $6,513,200 		   38,000     Sole		     Sole
Mattel Inc				Common Stock	577081102  $6,631,020 		  197,000     Sole		     Sole
Metlife Inc				Common Stock	59156R108  $5,303,700 		  142,000     Sole		     Sole
Microsoft Corp				Common Stock	594918104  $6,643,500 		  206,000     Sole		     Sole
Nvidia Corp				Common Stock	67066G104  $6,325,290 		  411,000     Sole		     Sole
Oracle Corp				Common Stock	68389X105  $5,569,560 		  191,000     Sole		     Sole
PNC Financial Svs.			Common Stock	693475105  $6,706,960 		  104,000     Sole		     Sole
PPL Corp				Common Stock	69351T106  $5,793,300 		  205,000     Sole		     Sole
Schlumberger Ltd			Common Stock	806857108  $5,244,750 	 	   75,000     Sole		     Sole
Sempra Energy				Common Stock	816851109  $6,715,520 	 	  112,000     Sole		     Sole
State Street Corp			Common Stock	857477103  $6,415,500 		  141,000     Sole		     Sole
Time Warner Inc				Common Stock	887317303  $6,228,750 		  165,000     Sole		     Sole
TJX Cos Inc				Common Stock	872540109  $7,306,640 		  184,000     Sole		     Sole
UnitedHealth Group			Common Stock	91324P102  $6,778,100 		  115,000     Sole		     Sole

====================================================================================================================================

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